Brian H. Lawrence Vice President, Associate General Counsel 8500 Andrew Carnegie Boulevard Charlotte, NC 28262 T 704.617.8834 brian.lawrence@nuveen.com

May 21, 2025

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TIAA-CREF Funds Post-Effective Amendment No. 152 to the Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

Ladies and Gentlemen:

On behalf of the TIAA-CREF Funds (the “Funds”), we are attaching for filing Post-Effective Amendment No. 152 to the above-captioned registration statement on Form N-1A (“Amendment No. 152”). The main purpose of Amendment No. 152 is to make the initial 485A filing in connection with certain changes to the registration statement of the Funds.

 If you have any questions regarding this filing, please do not hesitate to call me at (704) 617-8834.

Sincerely,

/s/Brian H. Lawrence
Brian H. Lawrence